STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Jul. 02, 2019	Jun. 30, 2022	Apr. 15, 2024	Dec. 31, 2023	Dec. 31, 2022	May 22, 2022	Jan. 03, 2022	May 22, 2019
Class of Stock [Line Items]
Common stock, shares authorized				4,000,000,000	4,000,000,000
Common stock par value				$ 0.0001	$ 0.0001
Common stock, shares issued				2,645,641,186	1,676,014,753
Common stock, shares outstanding				2,645,641,186	1,676,014,753
Common stock capitalized	2,000,000,000
Preferred stock capitalized	5,000,000
Shares issued for proceeds			157,050,725
Warrants issued				335,440,817
Strike price				$ 0.00694
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term				3 years 5 months 4 days
Intrinsic value				$ 0
Trading price				$ 0.0051
Non cash charge		$ 15,300,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	20,000,000
Designated shares								4,126,776
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				20,000,000	20,000,000
Preferred stock, shares par value				$ 0.0001	$ 0.0001
Preferred stock, shares issued				3,200,579	4,250,579
Preferred stock, shares outstanding				3,200,579	4,250,579
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares par value							$ 0.0001
Designated shares							2,500
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				2,500	2,500
Preferred stock, shares par value				$ 0.0001	$ 0.0001
Shares issued for proceeds				1,980
Proceeds from issuance of preferred stock				$ 1,964,600
Shares issued issued to retire debt				266
Shares issued issued to retire debt, value				$ 319,200
Stock issued for financing fees				59
Value of stock issued for financing fees				$ 68,400
Series B Preferred Stock [Member] | GHS Investments [Member]
Class of Stock [Line Items]
Shares issued for proceeds				199	2,305
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000
Preferred stock, shares par value						$ 0.0001
Common stock voting rights				1,000,000
Number of shares issued				3,000,000,000
Series C Convertible Preferred Stock [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Number of shares issued				1,000